Note 7 - Investments in Associate ("Minera Juancipio S.A. DE C.V.") (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of invested interests in associates [text block]
	December 31, 2017	December 31, 2016
Joint venture oversight expenditures incurred 100% by MAG	$754	$262
Cash contributions to Minera Juanicipio (1)	18,700	7,137
Total for the current year	19,454	7,399
Equity pick up of current income (loss) for the year (2)	308	(1,327)
Balance, beginning of year	37,312	31,240
Balance, end of year	$57,074	$37,312

Disclosure of associate's financial position [text block]
	December 31, 2017	December 31, 2016

Cash	$9,639	$3,573
IVA and other receivables	3,861	842
Total current assets	13,500	4,415
Minerals, surface rights, exploration & development expenditures	116,117	82,017
Total assets	$129,617	$86,432

Payables to Peñoles and other vendors	$1,217	$348
Total current liabilities	1,217	348
Provision for reclamation and remediation costs	393	313
Deferred income tax liability	6,962	7,926
Total liabilities and equity	8,572	8,587
Shareholders equity	121,045	77,845
Total liabilities and equity	$129,617	$86,432

Disclosure of associate operations [text block]
	December 31, 2017	December 31, 2016

Deferred income tax recovery (expense)	$965	$(2,134)
Exchange gain (loss)	(265)	(881)

Net income (loss )	$700	$(3,015)

MAG's 44% equity pick up	$308	$(1,327)